Dividends - Total coupons on capital securities classified as equity (commentary) (Details) $ / shares in Units, € in Millions, $ in Millions			12 Months Ended
	Jan. 06, 2021 USD ($)	Jan. 06, 2021 EUR (€)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 EUR (€)
EUR 1,250m Subordinated Capital Securities
Disclosure of classes of share capital [line items]
Notional amount | €				€ 1,250
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share) | $ / shares			$ 0.15
Dividends declared before financial statements authorized for issue | $			$ 3,055
Subsequent Event | EUR 1,250m Subordinated Capital Securities | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorized for issue	$ 36	€ 30